FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
23.	FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 – Inputs that are based on quoted prices and market observable data of similar instruments in active markets

Level 3 – Unobservable inputs that are supported by little or no market activities

The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Derivative instruments are categorized within Level 2 of the fair value hierarchy because the valuation inputs are based on quoted prices and market observable data of similar instruments in active markets, such as currency spot and forward rates.

As of December 31, 2024 and 2025, assets and liabilities categorized within Level 3 of the fair value hierarchy included investments in convertible loan, investments in sovereign bonds, investments in equity securities accounted under measurement alternative, redeemable preference shares of investees and other assets.

Investments in debt securities – the carrying amount approximates fair value due to its short-term nature.

Investments accounted under measurement alternative – the Company used Market Adjusted Option Pricing Model Backsolve, which is determined by using information including but not limited to the pricing of recent rounds of financing of the investees, liquidity factors and a selection of comparable companies.

The significant unobservable input used to determine the fair value of an investment under the market adjusted Option Pricing Model Backsolve is as follows:

As of December 31, 2024
Unobservable input(1)
Equity value adjustment	(73%)

(1)	Significant increase (decrease) in the input would result in a significantly higher (lower) fair value measurement, depending on the materiality of the investment.

Convertible notes – the Company used commonly accepted valuation methodology to determine the fair value. The valuation methodology takes into account the volatility and implied credit yield.

Other assets – the Company used market approach to determine the fair value of certain assets by comparing to the sale and purchase transactions of comparable assets in the market, adjusted with differences such as size, physical condition, location and etc.
Assets and liabilities measured or reported at fair value on a recurring basis are summarized below:

	As of December 31, 2024
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Held-to-maturity investments	2,990,628	8,315	302	2,999,245
Available-for-sale investments	5,307,889	–	13,773	5,321,662
Equity securities	9,416	640	–	10,056
Other assets	–	–	8,891	8,891
Derivative assets(1)	–	4,901	–	4,901
Derivative liabilities(2)	–	(9,314)	–	(9,314)
Share appreciation rights	(13,010)	–	–	(13,010)
2025 Convertible Notes	–	–	(1,435,716)	(1,435,716)
2026 Convertible Notes	–	–	(1,366,818)	(1,366,818)
	8,294,923	4,542	(2,779,568)	5,519,897

	As of December 31, 2025
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Held-to-maturity investments	2,456,369	11,472	231	2,468,072
Available-for-sale investments	5,057,183	186,375	18	5,243,576
Equity securities	37,118	712	–	37,830
Other assets	–	–	8,574	8,574
Derivative assets(1)	–	1,202	–	1,202
Derivative liabilities(2)	–	(22,595)	–	(22,595)
Share appreciation rights	(14,440)	–	–	(14,440)
2026 Convertible Notes	–	–	(1,022,185)	(1,022,185)
	7,536,230	177,166	(1,013,362)	6,700,034

(1)	Included in prepaid expenses and other assets in the consolidated balance sheets and not designated as hedges.
(2)	Included in accrued expenses and other payables in the consolidated balance sheets and not designated as hedges.

Certain long-term equity securities that were accounted for using measurement alternative were measured at fair value on a non-recurring basis and were categorized within Level 3 of the fair value hierarchy because significant unobservable inputs were used to estimate its fair value. Assets remeasured at fair value within Level 3 of the fair value hierarchy on a non-recurring basis were $68,732 and nil as of December 31, 2024 and 2025, respectively.

Reconciliations of assets and liabilities measured at fair value on a recurring basis and are categorized within Level 3 of the fair value hierarchy are as follows:

$

Available-for-sale investments
Balance as of January 1, 2024	20,442
Settlement	(167)
Impairment	(4,000)
Net unrealized loss included in other comprehensive income	(2,502)
Balance as of December 31, 2024	13,773
Impairment	(14,632)
Net unrealized gain included in other comprehensive income	877
Balance as of December 31, 2025	18

Other assets
Balance as of January 1, 2024	9,465
Additions	105
Disposals	(291)
Fair value gain included in earnings	39
Translation loss included in other comprehensive income	(427)
Balance as of December 31, 2024	8,891
Disposals	(22)
Fair value loss included in earnings	(4)
Translation loss included in other comprehensive income	(291)
Balance as of December 31, 2025	8,574